STATEMENTS OF CHANGES IN CONSOLIDATED STOCKHOLDERS' EQUITY DEFICIENCY - USD ($) $ in Thousands		Common Stock [Member]		Treasury Stock [Member]	Additional paid-in capital [Member]	Accumulated Deficit [Member]	Other Comprehensive income	Total
Balance at Dec. 31, 2015		$ 1			$ 8,028	$ (9,853)		$ (1,824)
Balance, shares at Dec. 31, 2015		2,207,449
Modification of Consultants' warrants to purchase Common Stock					94			94
Waiver of salary by the Company's officer					304			304
Stock-based compensation related to options granted to employees and non-employees					243			243
Stock-based compensation related to RSUs granted to Board of Directors' member					28			28
Issuance of warrants to service provider					94			94
Beneficial conversion feature in respect to Convertible Notes					177			177
Net loss						(3,720)		(3,720)
Balance at Dec. 31, 2016		$ 1			$ 8,874	$ (13,573)		$ (4,698)
Balance, shares at Dec. 31, 2016		2,207,449						2,207,449
Shares issued with respect to reverse merger of AITT Inc.			[1]		(295)			(295)
Shares issued with respect to reverse merger of AITT Inc., shares		103,200
Treasury shares			[1]	$ (25)				$ (25)
Treasury shares, shares		(90,000)
Modification of Consultants' warrants to purchase Common Stock					480			480
Stock-based compensation related to options granted to employees and non-employees					536			536
Stock-based compensation related to RSUs granted to Board of Directors' member			[1]		(24)			(24)
Stock-based compensation related to RSUs granted to Board of Directors' member, shares		3,927
Stock-based compensation related to RSs granted to members of the Board of Directors			[1]		2,549			2,549
Stock-based compensation related to RSs granted to members of the Board of Directors, shares		856,910
Cancellation of RSs to members of the Board of Directors			[1]		844			844
Cancellation of RSs to members of the Board of Directors, shares		(246,312)
Issuance of warrants to service provider					480			480
Issuance of Common Stock, net of issuance costs			[1]		6,322			6,322
Issuance of Common Stock, net of issuance costs, shares		1,812,110
Conversion of Convertible Notes into Common Stock upon the merger			[1]		3,973			3,973
Conversion of Convertible Notes into Common Stock upon the merger, shares		1,397,068
Issuance of shares upon exercise of options					1			1
Issuance of shares upon exercise of options, shares	[1]	52,902
Net unrealized gains on available-for-sale investments							2	2
Net loss						(18,044)		(18,044)
Balance at Dec. 31, 2017		$ 1		$ (25)	$ 23,260	$ (31,617)	$ 2	$ (8,379)
Balance, shares at Dec. 31, 2017		6,097,254						6,097,254

[1]	Represents an amount lower than $1.